Other disclosures - Risk Management and Principal Risks - Movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		£ (263)	£ 240	£ (399)
Exchange and other adjustments		(308)	128
Credit impairment (charges)/releases		1,220	(653)	4,838
Post write-off recoveries		64	66
Financial assets	£ 1,484,982	1,484,982	1,360,339
Total contingent liabilities and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(199)	(306)
Post write-off recoveries			66
Loans and advances
Loans and advances at amortised cost
Opening/Beginning balance		6,284
Closing/Ending balance	6,175	6,175	6,284
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,701	(484)
Credit impairment (charges)/releases		1,183	(635)	4,685
Home loans
Loans and advances at amortised cost
Opening/Beginning balance		475
Closing/Ending balance	516	516	475
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		68	(42)
Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		4,160
Closing/Ending balance	3,863	3,863	4,160
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,134	(16)
Credit cards, unsecured and other retail lending | GAP Portfolio
Loans and advances at amortised cost
Business activity in the year		2,700
Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		1,649
Closing/Ending balance	1,796	1,796	1,649
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		499	(426)
Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		49	(15)
Credit impairment (charges)/releases		37	(18)
Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		41	(522)
Credit impairment (charges)/releases		18	(514)
Financial assets	404,236	404,236	347,713
Gross exposure | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		169,680	160,185
Business activity in the year		31,176	33,991
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(10,052)	(9,437)
Final repayments		(16,491)	(14,440)
Disposals		0	(598)
Write-offs		(27)	(21)
Closing/Ending balance	174,286	174,286	169,680	160,185
Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		45,822	46,513
Business activity in the year		12,265	8,141
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		2,624	(3,806)
Final repayments		(4,565)	(3,289)
Disposals		(463)	(287)
Write-offs		(1,287)	(1,450)
Closing/Ending balance	54,396	54,396	45,822	46,513
Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		151,691	144,269
Business activity in the year		44,833	36,861
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		11,647	93
Final repayments		(30,584)	(27,498)
Disposals		(1,592)	(1,669)
Write-offs		(306)	(365)
Closing/Ending balance	175,689	175,689	151,691	144,269
Gross exposure | Wholesale loans | Barclays Asset Finance
Loans and advances at amortised cost
Disposals			(1,000)
Gross exposure | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	180,100	180,100	155,200	180,300
Gross exposure | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	404,819	404,819	348,255
ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(6,175)	(6,175)	(6,284)
ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		475	538
Business activity in the year		17	12
Refinements to models used for calculation		0	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		66	(64)
Final repayments		15	24
Disposals		0	0
Write-offs		27	21
Closing/Ending balance	516	516	475	538
ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		4,029	5,700
Business activity in the year		489	200
Refinements to models used for calculation		137	(24)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		636	(21)
Final repayments		128	171
Disposals		184	205
Write-offs		1,287	1,450
Closing/Ending balance	3,692	3,692	4,029	5,700
ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		1,238	2,097
Business activity in the year		199	163
Refinements to models used for calculation		(504)	19
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		950	(269)
Final repayments		146	339
Disposals		47	68
Write-offs		306	365
Closing/Ending balance	1,384	1,384	1,238	2,097
ECL | Wholesale loans | BBLs and CBILs
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		1,300
ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(163)	(163)	(114)	(165)
ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(583)	(583)	(542)
Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(122)	59
Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(145)	188
Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		10	(14)
Stage 1 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(238)	144
Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		83	58
Stage 1 | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		4	(5)
Stage 1 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		28	(39)
Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		148,058	138,639
Business activity in the year		30,028	32,744
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(8,846)	(8,131)
Final repayments		(13,942)	(12,039)
Disposals		0	(572)
Write-offs		0	0
Closing/Ending balance	153,672	153,672	148,058	138,639
Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		37,840	33,021
Business activity in the year		11,339	7,842
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		1,246	(2,793)
Final repayments		(3,996)	(2,579)
Disposals		(159)	0
Write-offs		0	0
Closing/Ending balance	44,175	44,175	37,840	33,021
Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		132,967	119,304
Business activity in the year		40,490	34,804
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		12,799	(417)
Final repayments		(26,540)	(22,219)
Disposals		(1,512)	(1,303)
Write-offs		0	0
Closing/Ending balance	152,698	152,698	132,967	119,304
Stage 1 | Gross exposure | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	178,400	178,400	154,900	175,700
Stage 1 | Gross exposure | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	372,945	372,945	312,142
Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		19	33
Business activity in the year		10	7
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(22)	(50)
Final repayments		2	2
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	29	29	19	33
Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		824	680
Business activity in the year		177	119
Refinements to models used for calculation		86	(5)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(887)	(1,030)
Final repayments		36	40
Disposals		4	0
Write-offs		0	0
Closing/Ending balance	582	582	824	680
Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		363	320
Business activity in the year		83	95
Refinements to models used for calculation		(64)	8
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		103	(268)
Final repayments		42	34
Disposals		0	15
Write-offs		0	0
Closing/Ending balance	446	446	363	320
Stage 1 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(10)	(10)	(6)	(11)
Stage 1 | ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(245)	(245)	(217)
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(63)	224
Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		312	(1,543)
Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		14	(25)
Lifetime expected credit losses | Stage 2 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		142	(1,068)
Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		156	(450)
Lifetime expected credit losses | Stage 2 | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		8	(8)
Lifetime expected credit losses | Stage 2 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		13	(456)
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		19,500	19,312
Business activity in the year		1,142	1,243
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(1,081)	(1,090)
Final repayments		(2,123)	(2,009)
Disposals		0	(26)
Write-offs		0	0
Closing/Ending balance	18,200	18,200	19,500	19,312
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		5,650	10,320
Business activity in the year		769	257
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		1,199	(848)
Final repayments		(341)	(498)
Disposals		(29)	0
Write-offs		0	0
Closing/Ending balance	8,099	8,099	5,650	10,320
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		15,943	21,374
Business activity in the year		4,104	1,774
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		352	721
Final repayments		(3,812)	(4,734)
Disposals		(31)	(203)
Write-offs		0	0
Closing/Ending balance	20,441	20,441	15,943	21,374
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets				4,400
Lifetime expected credit losses | Stage 2 | Gross exposure | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,500	1,500	157
Lifetime expected credit losses | Stage 2 | Gross exposure | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	30,694	30,694	34,815
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		59	84
Business activity in the year		7	5
Refinements to models used for calculation		0	(4)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		36	12
Final repayments		4	4
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	73	73	59	84
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		1,701	2,769
Business activity in the year		186	62
Refinements to models used for calculation		(45)	(33)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		736	389
Final repayments		32	39
Disposals		11	0
Write-offs		0	0
Closing/Ending balance	1,832	1,832	1,701	2,769
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		255	711
Business activity in the year		86	18
Refinements to models used for calculation		(66)	11
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		154	(68)
Final repayments		47	174
Disposals		0	6
Write-offs		0	0
Closing/Ending balance	411	411	255	711
Lifetime expected credit losses | Stage 2 | ECL | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets				(9)
Lifetime expected credit losses | Stage 2 | ECL | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(9)	(9)	(1)
Lifetime expected credit losses | Stage 2 | ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(315)	(315)	(302)
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(78)	(43)
Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,534	871
Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		44	(3)
Lifetime expected credit losses | Stage 3 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,230	908
Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		260	(34)
Lifetime expected credit losses | Stage 3 | Credit impairment release on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		37	(2)
Lifetime expected credit losses | Stage 3 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		0	(27)
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		2,122	2,234
Business activity in the year		6	4
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(125)	(216)
Final repayments		(426)	(392)
Disposals		0	0
Write-offs		(27)	(21)
Closing/Ending balance	2,414	2,414	2,122	2,234
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		2,332	3,172
Business activity in the year		157	42
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		179	(165)
Final repayments		(228)	(212)
Disposals		(275)	(287)
Write-offs		(1,287)	(1,450)
Closing/Ending balance	2,122	2,122	2,332	3,172
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		2,781	3,591
Business activity in the year		239	283
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(1,504)	(211)
Final repayments		(232)	(545)
Disposals		(49)	(163)
Write-offs		(306)	(365)
Closing/Ending balance	2,550	2,550	2,781	3,591
Lifetime expected credit losses | Stage 3 | Gross exposure | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	149	149	110	154
Lifetime expected credit losses | Stage 3 | Gross exposure | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	1,180	1,180	1,298
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance		397	421
Business activity in the year		0	0
Refinements to models used for calculation		0	38
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		52	(26)
Final repayments		9	18
Disposals		0	0
Write-offs		27	21
Closing/Ending balance	414	414	397	421
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance		1,504	2,251
Business activity in the year		126	19
Refinements to models used for calculation		96	14
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		787	620
Final repayments		60	92
Disposals		169	205
Write-offs		1,287	1,450
Closing/Ending balance	1,278	1,278	1,504	2,251
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance		620	1,066
Business activity in the year		30	50
Refinements to models used for calculation		(374)	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		693	67
Final repayments		57	131
Disposals		47	47
Write-offs		306	365
Closing/Ending balance	527	527	620	1,066
Lifetime expected credit losses | Stage 3 | ECL | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(144)	(144)	(107)	(145)
Lifetime expected credit losses | Stage 3 | ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(23)	(23)	(23)
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Write-offs		(1,620)	(1,836)	(1,964)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment (charges)/releases		1,165	(121)
Post write-off recoveries		64	66	35
Net write-offs		1,556	1,770	1,929
Financial assets	398,779	398,779	361,451
Financial assets at amortised cost | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	173,770	173,770	169,205
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	50,704	50,704	41,793
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | UK
Loans and advances at amortised cost
Write-offs	(329)
Financial assets at amortised cost | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	174,305	174,305	150,453
Financial assets at amortised cost | Gross exposure | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	404,371	404,371	367,193
Financial assets at amortised cost | Gross exposure | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	174,286	174,286	169,680
Financial assets at amortised cost | Gross exposure | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	54,396	54,396	45,822
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period			1,900	2,000
Financial assets at amortised cost | Gross exposure | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	175,689	175,689	151,691
Financial assets at amortised cost | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(5,592)	(5,592)	(5,742)
Financial assets at amortised cost | ECL | Home loans
Loans and advances at amortised cost
Refinements to models used for calculation			34
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(516)	(516)	(475)
Financial assets at amortised cost | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Refinements to models used for calculation			(24)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements			(300)	£ (600)
Financial assets	(3,692)	(3,692)	(4,029)
Financial assets at amortised cost | ECL | Credit cards, unsecured and other retail lending | US
Loans and advances at amortised cost
Refinements to models used for calculation		300
Financial assets at amortised cost | ECL | Credit cards, unsecured and other retail lending | UK
Loans and advances at amortised cost
Refinements to models used for calculation		(200)
Financial assets at amortised cost | ECL | Wholesale loans
Loans and advances at amortised cost
Refinements to models used for calculation		(500)	19
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,384)	(1,384)	(1,238)
Financial assets at amortised cost | ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(583)	(583)	(542)
Financial assets at amortised cost | Stage 1 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	349,488	349,488	317,659
Financial assets at amortised cost | Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	153,643	153,643	148,039
Financial assets at amortised cost | Stage 1 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	43,593	43,593	37,016
Financial assets at amortised cost | Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	152,252	152,252	132,604
Financial assets at amortised cost | Stage 1 | Gross exposure | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	350,545	350,545	318,865
Financial assets at amortised cost | Stage 1 | Gross exposure | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	153,672	153,672	148,058
Financial assets at amortised cost | Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	44,175	44,175	37,840
Financial assets at amortised cost | Stage 1 | Gross exposure | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	152,698	152,698	132,967
Financial assets at amortised cost | Stage 1 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,057)	(1,057)	(1,206)
Financial assets at amortised cost | Stage 1 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(29)	(29)	(19)
Financial assets at amortised cost | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(582)	(582)	(824)
Financial assets at amortised cost | Stage 1 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(446)	(446)	(363)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	44,424	44,424	39,078
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	18,127	18,127	19,441
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	6,267	6,267	3,949
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	20,030	20,030	15,688
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	46,740	46,740	41,093
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	18,200	18,200	19,500
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	8,099	8,099	5,650
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	20,441	20,441	15,943
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,316)	(2,316)	(2,015)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(73)	(73)	(59)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,832)	(1,832)	(1,701)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(411)	(411)	(255)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	4,867	4,867	4,714
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,000	2,000	1,725
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	844	844	828
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,023	2,023	2,161
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	7,086	7,086	7,235
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,414	2,414	2,122
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,122	2,122	2,332
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	2,550	2,550	2,781
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(2,219)	(2,219)	(2,521)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(414)	(414)	(397)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	(1,278)	(1,278)	(1,504)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Financial assets	£ (527)	(527)	(620)
Transfers from Stage 1 to Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		(8,747)	(7,672)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(3,474)	(1,894)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		(9,488)	(6,115)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers		(1)	(2)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(80)	(78)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		(67)	(19)
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		8,747	7,672
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		3,474	1,894
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		9,488	6,115
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers		1	2
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		80	78
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		67	19
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		7,489	5,336
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		1,941	4,717
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		5,258	9,137
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers		24	32
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		489	1,174
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		55	257
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		(7,489)	(5,336)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(1,941)	(4,717)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		(5,258)	(9,137)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers		(24)	(32)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(489)	(1,174)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		(55)	(257)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		(400)	(282)
Transfers to Stage 3 | Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(649)	(529)
Transfers to Stage 3 | Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		(1,480)	(804)
Transfers to Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers to Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(20)	(22)
Transfers to Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		(6)	(4)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		(725)	(469)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(707)	(790)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		(684)	(377)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers		(6)	(9)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(307)	(370)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		(11)	(21)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		1,125	751
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		1,356	1,319
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		2,164	1,181
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		6	9
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		327	392
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		17	25
Transfers from Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		0	0
Transfers from Stage 3 | Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		32	35
Transfers from Stage 3 | Stage 1 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		87	55
Transfers from Stage 3 | Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		204	580
Transfers from Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers		1	1
Transfers from Stage 3 | Stage 1 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		33	26
Transfers from Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		21	23
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		229	203
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		25	32
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		339	410
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers		4	5
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		13	19
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		28	22
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Transfers		(261)	(238)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(112)	(87)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Transfers		(543)	(990)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers		(5)	(6)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Transfers		(46)	(45)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers		(49)	(45)
US Cards | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Disposals		(200)
Debt securities classified at amortised cost | Gross exposure | Credit cards, unsecured and other retail lending
Loans and advances at amortised cost
Disposals		£ (300)
Debt securities classified at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Disposals			£ (700)